Retirement Plans Retirement Plans (Fair Value, Investments, Entities That Calculate Net Asset Value Per Share) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Unfunded Commitments	$ 450	$ 161
Alternative Investments, Fair Value Disclosure	2,780	2,840
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,015	1,094
Derivatives [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	402	360
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Unfunded Commitments	$ 0	$ 0
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Frequency	Monthly	Monthly
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Description	5 - 15 days	5 - 15 days
Real Estate Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Unfunded Commitments	$ 224	$ 59
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Frequency	Quarterly	Quarterly
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Description	45 - 60 days	45 - 60 days
Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 472	$ 492
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Unfunded Commitments	$ 226	$ 102
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Frequency	None	None
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Description	None	None
Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 891	$ 894
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Unfunded Commitments	$ 0	$ 0
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Frequency	Daily to annually	Daily to annually
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Description	1 - 100 days	1 - 100 days